UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      KAMES CAPITAL PLC

Address:   3 Lochside Crescent, Edinburgh Park, Edinburgh EH12 9SA


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   	GREG COOPER
Title:		CHIEF ADMINISTRATION OFFICER
Phone:  +44 131 549 6155

Signature,  Place,  and  Date  of  Signing:

/s/ GREG COOPER                   EDINBURGH, UNITED KINGDOM	     02/04/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              99
Form 13F Information Table Value Total:  $  325,191,840
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                  COLUMN 2         COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- ----------------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER            TITLE OF CLASS        CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ----------------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABORATORIES          COMMON STOCK USD        002824100 12733893  194380            FULL       NO OTHER SOLE
AGNICO-EAGLE MINES LIMITED   COMMON STOCK USD        008474108 385791    7354              FULL       NO OTHER SOLE
ALLERGAN, INC.               COMMON STOCK USD        018490102 1397447   15241             FULL       NO OTHER SOLE
AMERICAN INTERNATIONAL GROUP COMMON STOCK USD        026874784 1728712   48972             FULL       NO OTHER SOLE
AMERICAN TOWER CORPORATION   REIT USD                03027X100 1707158   22102             FULL       NO OTHER SOLE
AMETEK, INC.                 COMMON STOCK USD        031100100 1263665   33626             FULL       NO OTHER SOLE
AMGEN INC.                   COMMON STOCK USD        031162100 2550261   29534             FULL       NO OTHER SOLE
ANADARKO PETROLEUM CORPORATI COMMON STOCK USD        032511107 1363252   18343             FULL       NO OTHER SOLE
ANALOG DEVICES, INC.         COMMON STOCK USD        032654105 226481    5386              FULL       NO OTHER SOLE
APPLE INC.                   COMMON STOCK USD        037833100 5672399   10642             FULL       NO OTHER SOLE
ARTHUR J. GALLAGHER & CO.    COMMON STOCK USD        363576109 446242    12886             FULL       NO OTHER SOLE
AT&T INC.                    COMMON STOCK USD        00206R102 3746187   111095            FULL       NO OTHER SOLE
AUTOMATIC DATA PROCESSING, I COMMON STOCK USD        053015103 444315    7795              FULL       NO OTHER SOLE
AXIS CAPITAL HOLDINGS LIMITE COMMON STOCK USD        G0692U109 224130    6474              FULL       NO OTHER SOLE
BARRICK GOLD CORPORATION     COMMON STOCK USD        067901108 909175    25969             FULL       NO OTHER SOLE
BAXTER INTERNATIONAL INC.    COMMON STOCK USD        071813109 226044    3391              FULL       NO OTHER SOLE
CATERPILLAR INC.             COMMON STOCK USD        149123101 933392    10415             FULL       NO OTHER SOLE
CELANESE CORPORATION         COMMON STOCK USD        150870103 928495    20851             FULL       NO OTHER SOLE
CHEVRON CORPORATION          COMMON STOCK USD        166764100 20644506  190764            FULL       NO OTHER SOLE
CISCO SYSTEMS, INC.          COMMON STOCK USD        17275R102 1382692   70366             FULL       NO OTHER SOLE
CITIGROUP INC.               COMMON STOCK USD        172967424 3558519   89907             FULL       NO OTHER SOLE
CME GROUP INC.               COMMON STOCK USD        12572Q105 1068798   21085             FULL       NO OTHER SOLE
COACH, INC.                  COMMON STOCK USD        189754104 1257861   22656             FULL       NO OTHER SOLE
COMCAST CORPORATION          COMMON STOCK USD        20030N101 3094429   82783             FULL       NO OTHER SOLE
CONOCOPHILLIPS               COMMON STOCK USD        20825C104 555330    9573              FULL       NO OTHER SOLE
CROWN CASTLE INTERNATIONAL C COMMON STOCK USD        228227104 1419840   19679             FULL       NO OTHER SOLE
CROWN HOLDINGS, INC.         COMMON STOCK USD        228368106 1168782   31769             FULL       NO OTHER SOLE
CUMMINS INC.                 COMMON STOCK USD        231021106 1118497   10323             FULL       NO OTHER SOLE
D.R. HORTON, INC.            COMMON STOCK USD        23331A109 1036945   52477             FULL       NO OTHER SOLE
DEUTSCHE BANK AKTIENGESELLSC COMMON STOCK EUR        D18190898 1555621   35788             FULL       NO OTHER SOLE
E. I. DU PONT DE NEMOURS AND COMMON STOCK USD        263534109 923709    20536             FULL       NO OTHER SOLE
ELDORADO GOLD CORPORATION    COMMON STOCK USD        284902103 299769    23274             FULL       NO OTHER SOLE
EMC CORPORATION              COMMON STOCK USD        268648102 2059652   81377             FULL       NO OTHER SOLE
EMERSON ELECTRIC CO.         COMMON STOCK USD        291011104 12222886  230707            FULL       NO OTHER SOLE
EXPRESS SCRIPTS HOLDING COMP COMMON STOCK USD        30219G108 1595541   29558             FULL       NO OTHER SOLE
GOLDCORP INC.                COMMON STOCK USD        380956409 781827    21309             FULL       NO OTHER SOLE
GOOGLE INC.                  COMMON STOCK USD        38259P508 4399540   6203              FULL       NO OTHER SOLE
HARRIS CORPORATION           COMMON STOCK USD        413875105 6864752   140211            FULL       NO OTHER SOLE
HUNTINGTON BANCSHARES INCORP COMMON STOCK USD        446150104 226704    35478             FULL       NO OTHER SOLE
INTERNATIONAL BUSINESS MACHI COMMON STOCK USD        459200101 777583    4059              FULL       NO OTHER SOLE
ISHARES TRUST                ETP USD                 464287234 414541    9326              FULL       NO OTHER SOLE
ISHARES, INC.                ETP USD                 464286665 2411985   51199             FULL       NO OTHER SOLE
JOHNSON & JOHNSON            COMMON STOCK USD        478160104 18320426  261346            FULL       NO OTHER SOLE
JPMORGAN CHASE & CO.         COMMON STOCK USD        46625H100 3255656   74009             FULL       NO OTHER SOLE
KINDER MORGAN INC.           COMMON STOCK USD        49456B101 1905064   53922             FULL       NO OTHER SOLE
KINROSS GOLD CORPORATION     COMMON STOCK USD        496902404 362663    37311             FULL       NO OTHER SOLE
LAS VEGAS SANDS CORP.        COMMON STOCK USD        517834107 1394238   30211             FULL       NO OTHER SOLE
LOCKHEED MARTIN CORPORATION  COMMON STOCK USD        539830109 10256951  111102            FULL       NO OTHER SOLE
LORILLARD, INC.              COMMON STOCK USD        544147101 342251    2934              FULL       NO OTHER SOLE
LOWE'S COMPANIES, INC.       COMMON STOCK USD        548661107 2654090   74721             FULL       NO OTHER SOLE
LSI CORPORATION              COMMON STOCK USD        502161102 1195295   168827            FULL       NO OTHER SOLE
MARATHON PETROLEUM CORPORATI COMMON STOCK USD        56585A102 1612229   25595             FULL       NO OTHER SOLE
MARKET VECTORS ETF TRUST     ETP USD                 57060U100 1392000   30000             FULL       NO OTHER SOLE
MARSH & MCLENNAN COMPANIES,  COMMON STOCK USD        571748102 1595084   46288             FULL       NO OTHER SOLE
MATTEL, INC.                 COMMON STOCK USD        577081102 442981    12100             FULL       NO OTHER SOLE
MAXIM INTEGRATED PRODUCTS, I COMMON STOCK USD        57772K101 334987    11398             FULL       NO OTHER SOLE
MCDONALD'S CORPORATION       COMMON STOCK USD        580135101 13242033  150068            FULL       NO OTHER SOLE
MEAD JOHNSON NUTRITION COMPA COMMON STOCK USD        582839106 1271809   19302             FULL       NO OTHER SOLE
MERCK & CO., INC.            COMMON STOCK USD        58933Y105 2495534   60941             FULL       NO OTHER SOLE
MEREDITH CORPORATION         COMMON STOCK USD        589433101 226268    6568              FULL       NO OTHER SOLE
MICROSOFT CORPORATION        COMMON STOCK USD        594918104 2238629   83781             FULL       NO OTHER SOLE
NATIONAL OILWELL VARCO, INC. COMMON STOCK USD        637071101 1751093   25612             FULL       NO OTHER SOLE
NATIONAL PENN BANCSHARES, IN COMMON STOCK USD        637138108 226326    24310             FULL       NO OTHER SOLE
NETAPP, INC.                 COMMON STOCK USD        64110D104 974091    29034             FULL       NO OTHER SOLE
NEWMONT MINING CORPORATION   COMMON STOCK USD        651639106 597590    12868             FULL       NO OTHER SOLE
NIKE, INC.                   COMMON STOCK USD        654106103 1239639   24024             FULL       NO OTHER SOLE
OCCIDENTAL PETROLEUM CORPORA COMMON STOCK USD        674599105 2715058   35440             FULL       NO OTHER SOLE
OMNICOM GROUP INC.           COMMON STOCK USD        681919106 1594443   31908             FULL       NO OTHER SOLE
ORACLE CORPORATION           COMMON STOCK USD        68389X105 2960115   88839             FULL       NO OTHER SOLE
PFIZER INC.                  COMMON STOCK USD        717081103 26633252  1061499           FULL       NO OTHER SOLE
PHILIP MORRIS INTERNATIONAL  COMMON STOCK USD        718172109 18762361  224296            FULL       NO OTHER SOLE
PLAINS ALL AMERICAN PIPELINE LTD PART USD            726503105 3376264   74674             FULL       NO OTHER SOLE
PUBLIC SERVICE ENTERPRISE GR COMMON STOCK USD        744573106 448388    14658             FULL       NO OTHER SOLE
QUALCOMM INCORPORATED        COMMON STOCK USD        747525103 1201824   19378             FULL       NO OTHER SOLE
REYNOLDS AMERICAN INC.       COMMON STOCK USD        761713106 25425832  613854            FULL       NO OTHER SOLE
SCHLUMBERGER LIMITED         COMMON STOCK USD        806857108 1520985   21951             FULL       NO OTHER SOLE
SILVER WHEATON CORP.         COMMON STOCK USD        828336107 384829    10666             FULL       NO OTHER SOLE
SIMON PROPERTY GROUP, INC.   REIT USD                828806109 242051    1531              FULL       NO OTHER SOLE
SPDR S&P 500 ETF TRUST       ETP USD                 78462F103 824432    5779              FULL       NO OTHER SOLE
STANLEY BLACK & DECKER, INC. COMMON STOCK USD        854502101 1123161   15184             FULL       NO OTHER SOLE
T. ROWE PRICE GROUP, INC.    COMMON STOCK USD        74144T108 447049    6865              FULL       NO OTHER SOLE
TAIWAN SEMICONDUCTOR MANUFAC ADR USD                 874039100 14608808  851321            FULL       NO OTHER SOLE
TARGET CORPORATION           COMMON STOCK USD        87612E106 1494263   25258             FULL       NO OTHER SOLE
THE CLOROX COMPANY           COMMON STOCK USD        189054109 380503    5196              FULL       NO OTHER SOLE
THE COCA-COLA COMPANY        COMMON STOCK USD        191216100 6292300   173485            FULL       NO OTHER SOLE
THE ESTEE LAUDER COMPANIES I COMMON STOCK USD        518439104 1144104   19113             FULL       NO OTHER SOLE
THE PROCTER & GAMBLE COMPANY COMMON STOCK USD        742718109 440804    6491              FULL       NO OTHER SOLE
TIFFANY & CO.                COMMON STOCK USD        886547108 1218171   21241             FULL       NO OTHER SOLE
TIME WARNER INC.             COMMON STOCK USD        887317303 2819100   58940             FULL       NO OTHER SOLE
TUPPERWARE BRANDS CORPORATIO COMMON STOCK USD        899896104 1383319   21584             FULL       NO OTHER SOLE
UNION PACIFIC CORPORATION    COMMON STOCK USD        907818108 1912076   15209             FULL       NO OTHER SOLE
UNITED PARCEL SERVICE, INC.  COMMON STOCK USD        911312106 13641007  184987            FULL       NO OTHER SOLE
UNITED TECHNOLOGIES CORPORAT COMMON STOCK USD        913017109 3538814   43151             FULL       NO OTHER SOLE
UNITEDHEALTH GROUP INCORPORA COMMON STOCK USD        91324P102 1840960   33941             FULL       NO OTHER SOLE
VISA INC.                    COMMON STOCK USD        92826C839 1942603   12825             FULL       NO OTHER SOLE
WELLS FARGO & COMPANY        COMMON STOCK USD        949746101 4913992   143642            FULL       NO OTHER SOLE
WESTERN DIGITAL CORPORATION  COMMON STOCK USD        958102105 1243210   29252             FULL       NO OTHER SOLE
XILINX, INC.                 COMMON STOCK USD        983919101 1123824   31313             FULL       NO OTHER SOLE
YAMANA GOLD INC.             COMMON STOCK USD        98462Y100 539663    31394             FULL       NO OTHER SOLE
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